Income Taxes - Schedule of Provision for Income Taxes (Benefit) (Details) (Parenthetical)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Effective tax rate	21.00%	21.00%	35.00%